3. Summary of Significant Accounting Policies (Details - PPE useful lives)	12 Months Ended
Dec. 31, 2020
Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	5 or 7 years
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	3, 5 or 7 years
Bitcoin Mining Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	3 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	The shorter of the estimated life or the lease term
PV Solar System [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	20 or 25 years